ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	December 31,	March 31,
(In thousands)	2011	2011
Accounts payable	$23,142	$9,269
Accrued compensation	22,652	17,481
Accrued other	43,182	18,184
Total accounts payable and accrued expenses	$88,976	$44,934

8.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following:

	March 31,
	2011	2010
	(In thousands)

Accounts payable	$9,269	$8,197
Accrued compensation	17,481	15,276
Accrued interest	—	898
Accrued other	18,184	13,510

Total accounts payable and accrued expenses	$44,934	$37,881